WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.3%
Alabama - 4.7%
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	$3,020,000	$3,120,314
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	400,000	450,228
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	1,120,000	1,301,270
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	3,000,000	3,516,912

Total Alabama				8,388,724

Alaska - 0.8%
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	250,000	303,630	(a)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue:
Asset Backed Senior Bonds, Class 1, Series A	4.000%	6/1/36	400,000	488,955
Asset Backed Senior Bonds, Class 2, Series B-1	4.000%	6/1/50	500,000	587,834

Total Alaska				1,380,419

Arizona - 3.7%
La Paz County, AZ, IDA Revenue, Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	1,000,000	1,141,276	(b)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	500,000	588,424	(b)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	190,000	215,503	(b)
Phoenix, AZ, IDA Revenue:
Basis School Inc., Refunding	5.000%	7/1/35	1,000,000	1,123,940	(b)
Great Hearts Academies, Refunding	5.000%	7/1/41	1,200,000	1,348,618
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/37	1,500,000	2,144,178

Total Arizona				6,561,939

California - 10.8%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	594,761
Anaheim, CA, Public Financing Authority Lease Revenue, Series A, Refunding	5.000%	5/1/46	2,000,000	2,214,353

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report	1

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State Community Housing Agency, Essential Housing Revenue:
Fountains at Emerald Park, Series A	3.000%	8/1/56	$175,000	$182,851
Stoneridge Apartments, Series A	4.000%	2/1/56	500,000	556,333	(b)
California State CSCDA Community Improvement Authority, Essential Housing Revenue, Series A	4.000%	8/1/56	500,000	559,859
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	500,000	613,669	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	200,000	244,605	(a)
California State PCFA Water Furnishing Revenue, San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	700,000	855,294	(b)
California State Public Finance Authority Revenue:
ENSO Village Project, Green Bond, Series A	5.000%	11/15/36	250,000	301,608
ENSO Village Project, Green Bond, Series B-3	2.125%	11/15/27	250,000	253,755	(b)
California Statewide CDA Revenue:
Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	500,000	527,731	(b)
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	360,000	378,877	(b)
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	700,000	724,809
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	500,000	551,210
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bond, Series A, BAM	4.000%	12/1/50	750,000	878,648
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series B	6.500%	11/1/39	1,000,000	1,671,406
Series C	7.000%	11/1/34	2,000,000	3,182,090
Series C	6.500%	11/1/39	2,000,000	3,342,812
Redding, CA, Redevelopment Agency, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/29	600,000	601,971

See Notes to Schedule of Investments.

2	Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	$620,000	$653,587
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	200,000	253,530

Total California				19,143,759

Colorado - 3.2%
Aristation Metropolitan District, CO, GO, Convertible Unlimited & Special Revenue, Refunding and Improvements	5.000%	12/1/38	500,000	541,925
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-2	4.000%	8/1/49	500,000	580,572
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	150,000	172,015
North Range, CO, Metropolitan District #2, GO, Series A, Refunding	5.625%	12/1/37	500,000	533,383
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.125%	11/15/23	2,625,000	2,830,565
Solaris, CO, Metropolitan District #3, GO, Subordinate Limited Tax, Series B	7.000%	12/15/46	500,000	517,485
Village Metropolitan District, CO, Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	500,000	569,104

Total Colorado				5,745,049

Connecticut - 1.2%
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	621,342
Transportation Infrastructure, Series A	5.000%	5/1/38	550,000	719,648
Connecticut State, GO, Series A	4.000%	4/15/37	600,000	718,195

Total Connecticut				2,059,185

District of Columbia - 1.2%
District of Columbia Revenue, Friendship Public Charter School Inc.	5.000%	6/1/42	2,000,000	2,128,336	(c)

Florida - 3.4%
Broward County, FL, Port Facilities Revenue:
Senior Bonds, Series B	4.000%	9/1/44	1,250,000	1,452,083	(a)
Senior Bonds, Series B	4.000%	9/1/49	500,000	577,690	(a)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report	3

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Florida State Development Finance Corp., Educational Facilities Revenue:
Mater Academy Projects, Series A	5.000%	6/15/40	$650,000	$766,261	(b)
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	250,000	286,622	(b)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	215,000	244,167	(b)
Florida State Mid-Bay Bridge Authority Revenue, Series A, Refunding	5.000%	10/1/28	500,000	582,381
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	650,000	813,665	(a)
Palm Beach County, FL, Health Facilities Authority Revenue:
Sinai Residences Boca Raton Project, Series A	7.500%	6/1/49	400,000	425,721
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	350,000	382,077
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	285,000	3	*(d)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	657,251	578,381	*(d)

Total Florida				6,109,051

Georgia - 0.5%
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3 & 4 Project, Series A	5.000%	1/1/56	250,000	308,525
Project One Subordinated, Series A	5.000%	1/1/45	250,000	320,787
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/43	150,000	185,194

Total Georgia				814,506

Illinois - 15.4%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,000,000	1,223,704
Chicago, IL, Board of Education, GO, Series C, Refunding, AGM	5.000%	12/1/32	250,000	309,400
Chicago, IL, GO:
Series A	5.000%	1/1/44	500,000	617,960
Series A, Refunding	5.000%	1/1/28	500,000	624,700
Series A, Refunding	6.000%	1/1/38	300,000	376,145
Series C, Refunding	5.000%	1/1/25	500,000	573,608
Series D, Refunding	5.500%	1/1/34	1,250,000	1,435,018

See Notes to Schedule of Investments.

4	Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Motor Fuel Tax Revenue, Refunding, AGM	5.000%	1/1/32	$1,000,000	$1,073,487
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series G	5.000%	1/1/42	500,000	597,331	(a)
Series A, Refunding	5.000%	1/1/31	1,500,000	1,722,505	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	1,000,000	1,194,027
Second Lien, Series A, Refunding	5.000%	12/1/55	500,000	620,748
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series B, Refunding	5.000%	1/1/38	500,000	602,076
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	500,000	630,369
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	1,260,000	1,574,502
Illinois State Finance Authority, Revenue, Franciscan Communities Inc.:
Series A, Refunding	5.250%	5/15/47	130,000	141,607	(c)
Series A, Refunding	5.250%	5/15/47	870,000	915,186
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	250,000	317,712
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AGM	5.000%	4/1/28	100,000	125,244
Illinois State, GO:
Series 2016, Refunding	5.000%	2/1/26	250,000	298,497
Series 2016, Refunding	5.000%	2/1/29	300,000	362,827
Series A	5.000%	3/1/37	1,250,000	1,620,375
Series A	5.000%	3/1/46	500,000	635,434
Series A, Refunding	5.000%	10/1/29	1,100,000	1,386,000
Series A, Refunding	5.000%	10/1/30	550,000	691,239
Series B, Refunding	5.000%	9/1/27	400,000	495,242
Series D	5.000%	11/1/27	1,400,000	1,740,446
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	350,000	420,391
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	1,000,000	1,153,360
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	250,000	312,749

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report	5

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/52	$750,000	$860,967	(e)
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	1,250,000	1,607,000
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	930,000	1,202,854

Total Illinois				27,462,710

Indiana - 2.0%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	500,000	588,690	(e)
Marion General Hospital, Series A	4.000%	7/1/45	200,000	234,151
Private Activity Ohio River Bridges East End Crossing Project, Series A	5.000%	7/1/48	2,000,000	2,167,376	(a)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	500,000	570,769	(a)

Total Indiana				3,560,986

Iowa - 0.3%
Iowa State Tobacco Settlement Authority Revenue:
Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	250,000	294,161
Asset Backed Senior Bonds, Class 2, Series B-1, Refunding	4.000%	6/1/49	250,000	295,376

Total Iowa				589,537

Kentucky - 1.9%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	1,500,000	1,734,992	(f)(g)
Series C	4.000%	6/1/25	1,400,000	1,574,772	(f)(g)

Total Kentucky				3,309,764

Louisiana - 1.2%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	700,000	838,960
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	580,366
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	250,000	263,111	(f)(g)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	400,000	424,315	(f)(g)

Total Louisiana				2,106,752

See Notes to Schedule of Investments.

6	Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - 0.7%
Maryland State EDC Revenue:
Morgan State University Project	4.250%	7/1/50	$350,000	$409,620
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	400,000	487,279	(a)
Maryland State Health & Higher EFA Revenue, Frederick Health System	4.000%	7/1/40	300,000	358,207

Total Maryland				1,255,106

Massachusetts - 0.5%
Massachusetts State DFA Revenue:
Wellforce Issue, Series A, Refunding	5.000%	7/1/36	500,000	622,900
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	250,000	305,324

Total Massachusetts				928,224

Michigan - 0.9%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	250,000	280,372
Michigan State Finance Authority Limited Obligation Revenue:
Higher Education, Thomas M Cooley Law School Project, Refunding	6.000%	7/1/24	210,000	221,286	(b)
Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	115,000	122,368	(b)
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	400,000	465,924
Tobacco Settlement Asset Backed Senior Bonds, Series A, Refunding	4.000%	6/1/49	100,000	117,311
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	100,000	123,208
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	250,000	305,838	(a)

Total Michigan				1,636,307

Missouri - 1.7%
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services, Refunding	5.000%	2/1/44	750,000	811,728
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	2,000,000	2,165,447

Total Missouri				2,977,175

Nebraska - 2.0%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/42	3,340,000	3,511,073

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report	7

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nevada - 0.5%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	$300,000	$338,250	(b)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	500,000	556,590	(b)

Total Nevada				894,840

New Jersey - 9.1%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating, Series A, Refunding	5.000%	12/1/24	305,000	329,306	(a)
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,500,000	1,679,652	(a)
Transit Transportation Project, Series A	5.000%	11/1/32	1,500,000	1,923,257
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	125,000	148,145	(a)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	100,000	122,434
New Jersey State Higher Education, Student Assistance Authority Revenue, Subordinated, Series 1B	5.000%	12/1/44	640,000	677,765	(a)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/32	4,720,000	5,561,539
Transportation Program, Series AA	5.000%	6/15/46	1,000,000	1,239,752
Transportation System, Series A, Refunding	5.000%	12/15/28	1,000,000	1,279,194
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/29	1,250,000	1,647,926
Salem County, NJ, PCFA Revenue, Chambers Project, Series A, Refunding	5.000%	12/1/23	1,235,000	1,311,004	(a)
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	150,000	184,839

Total New Jersey				16,104,813

See Notes to Schedule of Investments.

8	Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Mexico - 0.4%
Santa Fe, NM, Retirement Facilities Revenue:
EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	$250,000	$284,296
EL Castillo Retirement Residences Project, Series B	2.625%	5/15/25	400,000	401,819

Total New Mexico				686,115

New York - 5.9%
Brookhaven, NY, Local Development Corp., Long Island Community Hospital Project, Series A	5.000%	10/1/34	735,000	940,553
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2	5.000%	11/15/24	100,000	114,946
Green Bonds, Series D-1	5.000%	11/15/43	250,000	319,902
Green Bonds, Series D-3	4.000%	11/15/49	250,000	291,638
Green Bonds, Series E, Refunding	5.000%	11/15/30	250,000	335,452
Green Bonds, Series E, Refunding	4.000%	11/15/45	250,000	293,321
Series A-2	5.000%	5/15/30	400,000	526,737	(f)(g)
New York City, NY, GO, Series F-1	4.000%	3/1/47	750,000	900,442
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	300,000	345,890
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	1,205,000	1,337,553	(b)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Subordinated, Series B, Refunding	4.000%	1/1/50	750,000	882,277
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	750,000	922,618	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	250,000	301,328	(a)
John F. Kennedy Terminal 4 International Airport Project, Series C, Refunding	4.000%	12/1/42	500,000	598,976
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	300,000	337,828	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	500,000	566,418	(a)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report	9

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Port Authority of New York & New Jersey Revenue, Series 221	4.000%	7/15/55	$750,000	$879,975	(a)
Troy Capital Resource Corp., NY, Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	4.000%	9/1/40	500,000	599,161

Total New York				10,495,015

North Carolina - 0.3%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/47	500,000	574,382

Ohio - 1.3%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/48	250,000	292,699
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	800,000	941,567
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	350,000	389,408	(a)(f)(g)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	700,000	788,657	(a)

Total Ohio				2,412,331

Oklahoma - 0.3%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau Inc. Project, Refunding	5.250%	11/15/37	500,000	585,502

Oregon - 0.8%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/37	500,000	561,628
Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community, Series A, Refunding	5.000%	11/15/51	725,000	795,857

Total Oregon				1,357,485

Pennsylvania - 4.6%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	350,000	417,282
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds, Series 2018	5.000%	6/1/33	200,000	248,813

See Notes to Schedule of Investments.

10	Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries 2015, Refunding	5.000%	1/1/28	$45,000	$52,089	(c)
Diakon Lutheran Social Ministries 2015, Refunding	5.000%	1/1/28	305,000	346,251
Erie County, PA, Convention Center Authority Guaranteed Hotel Revenue, County Guaranty, Refunding	5.000%	1/15/36	750,000	862,927
Lancaster, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	500,000	581,469
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B, Refunding	5.000%	6/1/39	3,170,000	3,768,681
Philadelphia, PA, Authority for IDR:
Charter School Revenue, A String Theory Charter School Project	5.000%	6/15/40	400,000	476,625	(b)
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	500,000	620,432
Discovery Charter School Project	6.250%	4/1/37	500,000	513,602
Philadelphia, PA, Authority for IDR, Lease Revenue, Series 2019, Refunding	5.000%	10/1/30	250,000	329,614

Total Pennsylvania				8,217,785

Puerto Rico - 2.6%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	240,000	220,354
CAB, Restructured, Series A-1	0.000%	7/1/46	210,000	70,656
CAB, Restructured, Series A-1	0.000%	7/1/51	2,100,000	511,185
Restructured, Series A-1	4.550%	7/1/40	50,000	57,654
Restructured, Series A-1	5.000%	7/1/58	1,550,000	1,811,221
Restructured, Series A-2	4.329%	7/1/40	330,000	375,857
Restructured, Series A-2A	4.550%	7/1/40	1,380,000	1,591,241
Total Puerto Rico				4,638,168
Tennessee - 0.4%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/30	250,000	313,175
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	400,000	454,563	(f)(g)

Total Tennessee				767,738

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report	11

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - 8.9%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A	5.000%	12/1/46	$200,000	$232,937
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	500,000	561,784
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	4.000%	1/1/50	500,000	586,476
City of Austin, TX, Airport System Revenue, Series B	5.000%	11/15/37	500,000	641,988	(a)
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	1,000,000	1,023,738	(a)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	20,000	24,195	(a)
Series 2017	5.000%	11/1/36	20,000	24,185	(a)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	5,000,000	5,105,201
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, Westminster Project	4.000%	11/1/49	400,000	458,098
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/46	100,000	104,915
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/51	150,000	157,032
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series B	5.000%	7/1/46	150,000	117,195
New Hope, Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue:
MRC Crestview, Refunding	5.000%	11/15/36	550,000	608,371
Westminster Manor Project, Refunding	5.000%	11/1/40	1,000,000	1,123,324
New Hope, Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing Stephenville II LLC, Tartleton State University Project, Series A	5.000%	4/1/39	1,165,000	1,302,746	(c)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	700,000	848,584

See Notes to Schedule of Investments.

12	Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	$760,000	$896,167
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	1,000,000	1,141,045	(a)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	500,000	565,801	(a)
Willacy County, TX, Jail Public Facilities Corp. Project Revenue	7.500%	11/1/25	290,000	267,173

Total Texas				15,790,955

U.S. Virgin Islands - 1.4%
Virgin Islands Public Finance Authority Revenue, Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	2,400,000	2,419,550

Utah - 0.8%
Utah Infrastructure Agency, Telecommunication Revenue, Series A	5.250%	10/15/33	550,000	670,049
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	426,405
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	287,408

Total Utah				1,383,862

Virginia - 2.5%
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	250,000	294,677	(a)
Series B, Refunding	5.000%	7/1/45	300,000	350,959	(a)
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	400,000	472,433
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	200,000	246,838
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.250%	1/1/32	1,000,000	1,043,873	(a)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.500%	1/1/42	2,000,000	2,091,533	(a)

Total Virginia				4,500,313

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report	13

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 0.6%
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	$250,000	$298,896	(f)(g)
Seattle Cancer Care Alliance	4.000%	12/1/40	370,000	450,604	(b)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	250,000	322,845

Total Washington				1,072,345

Wisconsin - 1.8%
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project, Series 2017	7.000%	12/1/50	250,000	292,611	(b)
Public Finance Authority, WI, Revenue:
Carmelite System Inc., Obligated Group, Series 2020	5.000%	1/1/40	100,000	122,686
Celanese Project, Series B, Refunding	5.000%	12/1/25	550,000	648,062	(a)
Church Home of Hartford Inc. Project, Refunding	5.000%	9/1/38	250,000	271,495	(b)
Public Finance Authority, WI, Student Housing Revenue:
Appalachian State University Project, Series A, AGM	4.000%	7/1/45	600,000	684,278
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	1,000,000	1,207,321

Total Wisconsin				3,226,453

TOTAL MUNICIPAL BONDS (Cost - $155,499,426)				174,796,254

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST(h) - 1.2%
New York - 1.2%
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Bidding Group 3, Series E, Refunding (Cost - $2,046,308)	4.000%	3/15/41	1,740,000	2,071,897

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $157,545,734)				176,868,151

SHORT-TERM INVESTMENTS - 1.5%
MUNICIPAL BONDS - 1.4%
Arizona - 0.0%††
Arizona IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A, LOC - JPMorgan Chase & Co.	0.030%	2/1/48	100,000	100,000	(i)(j)

District of Columbia - 0.2%
District of Columbia Revenue, Series A, LOC - TD Bank N.A.	0.030%	8/15/38	300,000	300,000	(i)(j)

See Notes to Schedule of Investments.

14	Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Minnesota - 0.7%
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority Revenue, Allina Health System, Series B-2, LOC - JPMorgan Chase & Co.	0.030%	11/15/35	$300,000	$300,000	(i)(j)
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	0.030%	11/15/48	1,000,000	1,000,000	(i)(j)

Total Minnesota				1,300,000

Pennsylvania - 0.3%
Lancaster, PA, IDA Revenue, Willow Valley Retirement Communities Project, Series C, LOC - PNC Bank N.A.	0.030%	12/1/39	500,000	500,000	(i)(j)

Utah - 0.2%
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	0.020%	5/15/58	300,000	300,000	(i)(j)

TOTAL MUNICIPAL BONDS (Cost - $2,500,000)				2,500,000

			SHARES
MONEY MARKET FUNDS - 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $97,534)	0.010%		97,534	97,534	(k)

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,597,534)				2,597,534

TOTAL INVESTMENTS - 101.0% (Cost - $160,143,268)				179,465,685

TOB Floating Rate Notes - (0.7)%				(1,305,000)
Other Liabilities in Excess of Other Assets - (0.3)%				(415,626)

TOTAL NET ASSETS - 100.0%				$177,745,059

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report	15

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2021

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(d)	The coupon payment on this security is currently in default as of July 31, 2021.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Maturity date shown represents the mandatory tender date.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(k)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2021, the total market value of investments in Affiliated Companies was $97,534 and the cost was $97,534 (Note 2).

See Notes to Schedule of Investments.

16	Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2021

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
GO	— General Obligation
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
SPA	— Standby Bond Purchase Agreement - Insured Bonds

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2021 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income exempt from federal income taxes. The Fund seeks to achieve its investment objective by investing primarily in intermediate and long-term municipal debt securities issued by state and local governments. However, the Fund may invest in municipal obligations of any maturity.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

18

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

19

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$174,796,254	—	$174,796,254
Municipal Bonds Deposited in Tender Option Bond Trust	—	2,071,897	—	2,071,897

Total Long-Term Investments	—	176,868,151	—	176,868,151

Short-Term Investments†:
Municipal Bonds	—	2,500,000	—	2,500,000
Money Market Funds	$97,534	—	—	97,534

Total Short-Term Investments	97,534	2,500,000	—	2,597,534

Total Investments	$97,534	$179,368,151	—	$179,465,685

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2021. The following transactions were effected in such company for the period ended July 31, 2021.

	Affiliate Value at October 31,	Purchased		Sold		Realized	Interest	Net Increase (Decrease) in Unrealized Appreciation	Affiliate Value at July 31,
	2020	Cost	Shares	Cost	Shares	Gain (Loss)	Income	(Depreciation)	2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$205,924	205,924	$108,390	108,390	—	$1	—	$97,534

20